Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
United States	$ (21,604)	$ (10,820)
Foreign	(181)	(81)
Total loss before income taxes	$ (21,785)	$ (10,901)